POLICYHOLDERS' ACCOUNT BALANCES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
POLICYHOLDERS' ACCOUNT BALANCES	POLICYHOLDERS' ACCOUNT BALANCES
Policyholders' account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities have enhanced first year crediting rates ranging from 1.0% to 7.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustment.
The balances and changes in policyholders' account balances follow.

AS AT AND FOR THE YEAR ENDED DEC 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$—	$4,677	$4,677
Acquisition from business combination	13,802	—	13,802
Issuances	1,111	327	1,438
Premiums received	252	1,032	1,284
Policy charges	(215)	(28)	(243)
Surrenders and withdrawals	(861)	(207)	(1,068)
Interest credited	155	32	187
Other	64	—	64
Balance, end of year	$14,308	5,833	20,141

Weighted-average crediting rate	1%	1%
Net amount at risk	$36,212	$597
Cash surrender value	12,593	5,177

AS AT AND FOR THE YEAR ENDED DEC 31, 2021 US$ MILLIONS	Reinsurance	Total
Balance, beginning of year	$—	$—
Issuances	19	19
Premiums received	279	279
Policy charges	(7)	(7)
Surrenders and withdrawals	(63)	(63)
Interest credited	8	8
Other	4,441	4,441
Balance, end of year	$4,677	$4,677

Weighted-average crediting rate	1%
Net amount at risk	$328
Cash surrender value	4,082
The reconciliation of policyholders' account balances to the policyholders' account balances' liability in the statements of financial position follows.

AS AT DEC.31, 2022 AND DEC 31, 2021 US$ MILLIONS	2022	2021
Direct Insurance	$14,308	$—
Reinsurance	5,833	4,677
Total	$20,141	$4,677
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS AT DEC. 31, 2022 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Total
Direct Insurance	1% - 2%	$4,284	$531	$2,735	$2,529	$10,079
	2% - 3%	1,583	565	342	66	2,556
	Greater than 3%	607	8	5	—	620
	Total	$6,474	$1,104	$3,082	$2,595	$13,255

Reinsurance	0.5% - 0.75%	$—	$407	$199	$1	$607
	0.75% - 1%	—	—	—	—	—
	Greater than 1%	—	—	11	—	11
	Total	$—	$407	$210	$1	$618

AS AT DEC. 31, 2021 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Total
Reinsurance	0.5% - 0.75%	$—	$273	$176	$—	$449
	0.75% - 1%	—	—	—	—	—
	Greater than 1%	—	—	—	—	—
	Total	$—	$273	$176	$—	$449